Financial Instruments - Maximum level of exposure to credit risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Maximum exposure to credit risk	€ 2,471,453	€ 1,570,943
Maximum collection period	30 days
Non-current financial assets.
Credit risk
Maximum exposure to credit risk	€ 490,492	176,676
Other current financial assets
Credit risk
Maximum exposure to credit risk	243,574	140,232
Contractual assets
Credit risk
Maximum exposure to credit risk	36,036	47,751
Trade receivables
Credit risk
Maximum exposure to credit risk	705,452	645,113
Other receivables
Credit risk
Maximum exposure to credit risk	16,119	31,594
Cash and cash equivalents
Credit risk
Maximum exposure to credit risk	979,780	529,577
Receivables and contractual assets
Credit risk
Maximum exposure to credit risk	741,488	692,864
Receivables and contractual assets | Spain
Credit risk
Maximum exposure to credit risk	59,667	57,800
Receivables and contractual assets | Rest of European Union
Credit risk
Maximum exposure to credit risk	116,367	79,951
Receivables and contractual assets | United States of America
Credit risk
Maximum exposure to credit risk	45,644	13,572
Receivables and contractual assets | Other European countries
Credit risk
Maximum exposure to credit risk	92,170	82,822
Receivables and contractual assets | Other regions
Credit risk
Maximum exposure to credit risk	€ 427,640	€ 458,719